Condensed Parent Company Only Statements (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Parent Company Only Statements [Abstract]
Statements of Financial Condition

Statements of Financial Condition

	December 31,
	2012	2011
	(In Thousands)
Assets
Cash and cash equivalents	$337	521
Securities available for sale (at fair value)	5,070	5,118
Investment in subsidiaries	195,451	160,933
Other assets	1,926	21
Total Assets	$202,784	166,593

Liabilities and shareholders’ equity
Liabilities:
Other liabilities	150	221
Shareholders’ equity
Preferred Stock (par value $.01 per share) Authorized - 20,000,000 shares, no shares issued	—	—
Common stock (par value $.01 per share) Authorized - 200,000,000 shares in 2012 and 2011 Issued - 34,072,909 in 2012 and 33,974,450 in 2011 Outstanding - 31,348,556 in 2012 and 31,250,097 in 2011	341	340
Additional paid-in-capital	110,490	110,894
Retained earnings	136,487	101,573
Unearned ESOP shares	(1,708)	(2,562)
Treasury stock (2,724,353 shares), at cost	(45,261)	(45,261)
Accumulated other comprehensive income (net of taxes)	2,285	1,388
Total shareholders’ equity	202,634	166,372
Total liabilities and shareholders’ equity	$202,784	166,593

Statements of Operations

Statements of Operations

	For the year ended December 31,
	2012	2011	2010
	(In Thousands)

Interest income	$644	669	715
Equity in income (loss) of subsidiaries	33,448	(8,250)	(2,790)
Total income (loss)	34,092	(7,581)	(2,075)

Compensation	(523)	(605)	(541)
Professional fees	3	57	40
Other expense	279	440	280
Total expense	(241)	(108)	(221)

Income (loss) before income tax expense	34,333	(7,473)	(1,854)

Income tax benefit	(581)	—	—
Net income (loss)	$34,914	(7,473)	(1,854)

Statements of Cash Flows

 Statements of Cash Flows

	For the year ended December 31,
	2012	2011	2010
	(In Thousands)
Cash flows from operating activities
Net income (loss)	$34,914	(7,473)	(1,854)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Amortization of unearned ESOP	306	202	264
Stock based compensation	145	1,593	1,659
Deferred income taxes	(954)	(71)	319
Equity in (earnings) loss of subsidiaries	(33,448)	8,250	2,790
Change in other assets and liabilities	(1,147)	(1,537)	(2,067)
Net cash (used in) provided by operating actitivies	(184)	964	1,111

Cash flows used in investing activities:
Capital contributions to subsidiary	—	(1,000)	(1,000)
Net cash used in investing activities	—	(1,000)	(1,000)

Net cash provided by (used in) financing activities	—	—	—
Net increase (decrease) in cash	(184)	(36)	111
Cash and cash equivalents at beginning of year	521	557	446
Cash and cash equivalents at end of year	$337	521	557